Pension Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Pension Benefit Plans
DEFINED BENEFIT PLANS
The following sets forth the components of the Company’s net periodic benefit cost of the noncontributory defined benefit pension plans ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
U.S. Pension Benefits:
Service cost	$1.9	$2.3
Interest cost	21.0	22.7
Expected return on plan assets	(32.9)	(33.3)
Amortization of actuarial loss	6.6	6.0
Curtailment gain recognized	—	(0.7)
Net periodic pension cost	$(3.4)	$(3.0)

Non-U.S. Pension Benefits:
Service cost	$7.7	$8.8
Interest cost	6.3	8.6
Expected return on plan assets	(10.2)	(10.4)
Amortization of actuarial loss	1.9	2.0
Amortization of prior service credit	(0.1)	(0.1)
Net periodic pension cost	$5.6	$8.9
The following sets forth the components of the Company’s net periodic benefit cost of the other postretirement employee benefit plans ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Service cost	$0.2	$0.2
Interest cost	1.3	1.4
Amortization of actuarial loss	—	0.1
Amortization of prior service credit	(0.8)	(0.8)
Net periodic benefit cost	$0.7	$0.9

Net periodic pension and benefit costs are included in cost of sales and selling, general and administrative expenses in the accompanying Consolidated Condensed Statements of Earnings.
Employer Contributions
During 2017, the Company’s cash contribution requirements for its U.S. and non-U.S. defined benefit pension plans are expected to be approximately $35 million and $40 million, respectively. The ultimate amounts to be contributed depend upon, among other things, legal requirements, underlying asset returns, the plan’s funded status, the anticipated tax deductibility of the contribution, local practices, market conditions, interest rates and other factors.

Pension Benefit Plans
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Pension Benefit Plans
PENSION BENEFIT PLANS
The Company has noncontributory defined benefit pension plans which cover certain of its U.S. employees. During 2012, all remaining benefit accruals under the U.S. plans ceased. The Company also has noncontributory defined benefit pension plans which cover certain of its non-U.S. employees, and under certain of these plans, benefit accruals continue. In general, the Company’s policy is to fund these plans based on considerations relating to legal requirements, underlying asset returns, the plan’s funded status, the anticipated tax deductibility of the contribution, local practices, market conditions, interest rates and other factors.
The following sets forth the funded status of the U.S. and non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2016	2015	2016	2015
Change in pension benefit obligation:
Benefit obligation at beginning of year	$2,603.9	$2,484.7	$1,449.3	$1,171.7
Service cost	9.0	9.6	36.4	42.0
Interest cost	89.7	101.1	32.8	29.4
Employee contributions	—	—	8.6	8.2
Benefits and other expenses paid	(204.8)	(192.9)	(48.4)	(36.7)
Acquisitions and other	(7.4)	324.9	—	431.4
Actuarial loss (gain)	67.7	(112.5)	174.1	(42.3)
Amendments, settlements and curtailments	—	(11.0)	(25.9)	(79.6)
Foreign exchange rate impact	—	—	(133.9)	(74.8)
Benefit obligation at end of year	2,558.1	2,603.9	1,493.0	1,449.3
Change in plan assets:
Fair value of plan assets at beginning of year	1,892.6	1,886.3	1,025.9	747.6
Actual return on plan assets	122.7	(21.3)	134.3	11.1
Employer contributions	57.7	49.4	43.5	42.2
Employee contributions	—	—	8.6	8.2
Amendments and settlements	—	—	(7.3)	(57.0)
Benefits and other expenses paid	(204.8)	(192.9)	(48.4)	(36.7)
Acquisitions	—	171.1	—	355.8
Foreign exchange rate impact	—	—	(113.7)	(45.3)
Fair value of plan assets at end of year	1,868.2	1,892.6	1,042.9	1,025.9
Funded status	$(689.9)	$(711.3)	$(450.1)	$(423.4)

Weighted average assumptions used to determine benefit obligations at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2016	2015	2016	2015
Discount rate	4.1%	4.4%	1.8%	2.6%
Rate of compensation increase	4.0%	4.0%	2.9%	2.9%

Components of net periodic pension cost (benefit):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
($ in millions)	2016	2015	2016	2015
Service cost	$9.0	$9.6	$36.4	$42.0
Interest cost	89.7	101.1	32.8	29.4
Expected return on plan assets	(132.6)	(136.0)	(40.2)	(34.2)
Amortization of prior service credit	—	—	(0.3)	(0.1)
Amortization of net loss	24.6	28.9	7.8	9.9
Curtailment and settlement gains recognized	(0.7)	(9.3)	(0.3)	(0.8)
Net periodic pension (benefit) cost	$(10.0)	$(5.7)	$36.2	$46.2

Net periodic pension (benefits) costs are included in cost of sales and selling, general and administrative expenses in the accompanying Consolidated Statements of Earnings.
Weighted average assumptions used to determine net periodic pension cost (benefit) at date of measurement:

	U.S. Plans		Non-U.S. Plans
	2016	2015	2016	2015
Discount rate	4.4%	4.0%	2.6%	2.3%
Expected long-term return on plan assets	7.0%	7.5%	4.1%	3.9%
Rate of compensation increase	N/A	N/A	2.9%	3.0%

The discount rate reflects the market rate on December 31 for high-quality fixed-income investments with maturities corresponding to the Company’s benefit obligations and is subject to change each year. For non-U.S. plans, rates appropriate for each plan are determined based on investment-grade instruments with maturities approximately equal to the average expected benefit payout under the plan. During 2016, the Company updated the mortality assumptions used to estimate the projected benefit obligation to reflect updated mortality tables.
Effective December 31, 2015, the Company changed its estimate of the service and interest cost components of net periodic benefit cost for its U.S. and non-U.S. pension and other postretirement benefit plans. Previously, the Company estimated the service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation. The new estimate utilizes a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows. The new estimate provides a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows and their corresponding spot rates. The change does not affect the measurement of the Company’s U.S. and non-U.S. pension and other postretirement benefit obligations and it is accounted for as a change in accounting estimate that is inseparable from a change in accounting principle, which is applied prospectively. For the year ended December 31, 2016, the change in estimate reduced U.S. and non-U.S. pension and other postretirement net periodic benefit plan cost by $25 million when compared to the prior methodology.
Following the Pall Acquisition, the Company froze and discontinued all future accruals to the Pall pension plan, which necessitated a remeasurement of the plan obligations and resulted in a curtailment gain of $11 million ($9 million, net of tax) in 2015.
Included in accumulated other comprehensive income (loss) as of December 31, 2016 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credits of $2 million ($1 million, net of tax) and unrecognized actuarial losses of approximately $1.0 billion ($649 million, net of tax). The unrecognized losses and prior service credits, net, is calculated as the difference between the actuarially determined projected benefit obligation and the value of the plan assets less accrued pension costs as of December 31, 2016. The prior service credits and actuarial losses included in accumulated other comprehensive income (loss) and expected to be recognized in net periodic pension costs during the year ending December 31, 2017 is $0.3 million ($0.2 million, net of tax) and $34 million ($22 million, net of tax), respectively. No plan assets are expected to be returned to the Company during the year ending December 31, 2017.
Selection of Expected Rate of Return on Assets
For the year ended December 31, 2016, the Company used an expected long-term rate of return assumption of 7.0% for its U.S. defined benefit pension plan while for the years ended December 31, 2015 and 2014, the Company used an expected long-term rate of return assumption of 7.5% for its U.S. defined benefit pension plan. The Company intends to use an expected long-term rate of return assumption of 7.0% for 2017 for its U.S. plan. This expected rate of return reflects the asset allocation of the plan, and is based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. Long-term rate of return on asset assumptions for the non-U.S. plans were determined on a plan-by-plan basis based on the composition of assets and ranged from 1.1% to 5.8% and 1.1% to 6.0% in 2016 and 2015, respectively, with a weighted average rate of return assumption of 4.1% and 3.9% in 2016 and 2015, respectively.
Plan Assets
The U.S. plan’s goal is to maintain between 60% and 70% of its assets in equity portfolios, which are invested in individual equity securities or funds that are expected to mirror broad market returns for equity securities or in assets with characteristics similar to equity investments, such as venture capital funds and partnerships. Asset holdings are periodically rebalanced when equity holdings are outside this range. The balance of the U.S. plan asset portfolio is invested in bond funds, real estate funds, various absolute and real return funds and private equity funds. Non-U.S. plan assets are invested in various insurance contracts, equity and debt securities as determined by the administrator of each plan. The value of the plan assets directly affects the funded status of the Company’s pension plans recorded in the consolidated financial statements.
The Company has some investments that are valued using Net Asset Value (“NAV”) as the practical expedient. In addition, some of the investments valued using NAV as the practical expedient have limits on their redemption to monthly, quarterly, semiannually or annually and require up to 90 days prior written notice. These investments valued using NAV consist of mutual funds, common collective trusts, venture capital funds, partnerships, and other private investments, which allow the Company to allocate investments across a broad array of types of funds and diversify the portfolio.
The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2016, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$23.7	$—	$—	$23.7
Equity securities:
Common stock	347.5	23.4	—	370.9
Preferred stock	4.3	—	—	4.3
Fixed income securities:
Corporate bonds	—	62.9	—	62.9
Government issued	—	82.9	—	82.9
Mutual funds	315.1	162.6	—	477.7
Insurance contracts	—	260.3	—	260.3
Total	$690.6	$592.1	$—	1,282.7
Investments measured at NAV (a):
Mutual funds				289.1
Insurance contracts				70.2
Common collective trusts				697.8
Venture capital, partnerships and other private investments				571.3
Total assets at fair value				$2,911.1

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
The fair values of the Company’s pension plan assets for both the U.S. and non-U.S. plans as of December 31, 2015, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$20.1	$—	$—	$20.1
Equity securities:
Common stock	249.4	24.5	—	273.9
Preferred stock	2.6	—	—	2.6
Fixed income securities:
Corporate bonds	—	98.8	—	98.8
Government issued	—	80.5	—	80.5
Mutual funds	357.4	188.8	—	546.2
Insurance contracts	—	232.8	—	232.8
Total	$629.5	$625.4	$—	1,254.9
Investments measured at NAV (a):
Mutual funds				257.6
Insurance contracts				70.9
Common collective trusts				742.5
Venture capital, partnerships and other private investments				592.6
Total assets at fair value				$2,918.5

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total plan assets.
Preferred stock and common stock traded on an active market, as well as mutual funds are valued at the quoted closing price reported on the active market on which the individual securities are traded. Preferred stock, common stock, corporate bonds, U.S. government securities and mutual funds that are not traded on an active market are valued at quoted prices reported by investment brokers and dealers based on the underlying terms of the security and comparison to similar securities traded on an active market.
Common/collective trusts are valued based on the plan’s interest, represented by investment units, in the underlying investments held within the trust that are traded in an active market by the trustee.
Venture capital, partnerships and other private investments are valued using the NAV based on the information provided by the asset fund managers, which reflects the plan’s share of the fair value of the net assets of the investment. Depending on the nature of the assets, the underlying investments are valued using a combination of either discounted cash flows, earnings and market multiples, third-party appraisals or through reference to the quoted market prices of the underlying investments held by the venture, partnership or private entity where available. Valuation adjustments reflect changes in operating results, financial condition, or prospects of the applicable portfolio company.
The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Expected Contributions
During 2016, the Company contributed $58 million to its U.S. defined benefit pension plan and $44 million to its non-U.S. defined benefit pension plans. During 2017, the Company’s cash contribution requirements for its U.S. and its non-U.S. defined benefit pension plans are expected to be approximately $35 million and $40 million, respectively.
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2017	$177.1	$43.1	$220.2
2018	177.3	49.5	226.8
2019	177.2	46.7	223.9
2020	179.2	46.4	225.6
2021	179.8	51.9	231.7
2022 – 2026	860.7	279.9	1,140.6

Other Matters
Substantially all employees not covered by defined benefit plans are covered by defined contribution plans, which generally provide for Company funding based on a percentage of compensation.
A limited number of the Company’s subsidiaries participate in multiemployer defined benefit and contribution plans, primarily outside of the United States, that require the Company to periodically contribute funds to the plan. The risks of participating in a multiemployer plan differ from the risks of participating in a single-employer plan in the following respects: (1) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer ceases contributing to the plan, the unfunded obligations of the plan may be required to be borne by the remaining participating employers and (3) if the Company elects to stop participating in the plan, the Company may be required to pay the plan an amount based on the unfunded status of the plan. None of the multiemployer plans in which the Company’s subsidiaries participate are considered to be quantitatively or qualitatively significant, either individually or in the aggregate. In addition, contributions made to these plans during 2016, 2015 and 2014 were not considered significant, either individually or in the aggregate.
Expense for all defined benefit and defined contribution pension plans amounted to $177 million, $154 million and $132 million for the years ended December 31, 2016, 2015 and 2014, respectively.